Fees to auditors appointed at the Annual General Meeting (Tables)	12 Months Ended
Dec. 31, 2021
Fees to auditors appointed at the Annual General Meeting
Summary of fees to auditors appointed at the Annual General Meeting

DKK thousand	2021	2020	2019
Audit	7,879	5,941	1,847
Audit-related services and other assurance engagements	721	1,002	1,731
Other	0	0	12
Total fees	8,600	6,943	3,590